Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXAX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXCX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GNSRX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSCIX
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSXIX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDFX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCDCX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBHX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACBKX
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDIVX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCIX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUGAX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGBCX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGCRX
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGFIX

Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund
Aberdeen Small Cap Fund
Objective
The Aberdeen Small Cap Fund (the "Small Cap Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Small Cap Fund		Aberdeen Small Cap Fund Class A	Aberdeen Small Cap Fund Class C	Aberdeen Small Cap Fund Class R	Aberdeen Small Cap Fund Institutional Class	Aberdeen Small Cap Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Small Cap Fund		Aberdeen Small Cap Fund Class A	Aberdeen Small Cap Fund Class C	Aberdeen Small Cap Fund Class R	Aberdeen Small Cap Fund Institutional Class	Aberdeen Small Cap Fund Institutional Service Class
Management Fees		0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.53%	0.47%	0.48%	0.47%	0.47%
Total Annual Fund Operating Expenses		1.65%	2.34%	1.85%	1.34%	1.34%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.19%	0.19%	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.46%	2.15%	1.66%	1.15%	1.15%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Small Cap Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Small Cap Fund Class A	715	1,030	1,386	2,386
Aberdeen Small Cap Fund Class C	318	693	1,215	2,646
Aberdeen Small Cap Fund Class R	169	544	964	2,137
Aberdeen Small Cap Fund Institutional Class	117	386	697	1,579
Aberdeen Small Cap Fund Institutional Service Class	117	386	697	1,579

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Small Cap Fund Aberdeen Small Cap Fund Class C	218	693	1,215	2,646

Portfolio Turnover
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 24.37% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the Small Cap Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by small-cap companies. The
Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell
2000® Index at the time of investment. The range of the Russell 2000® Index was
 $25 million to  $5.2 billion as of January 31, 2010. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of  $5 billion to be small cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index.
These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities in which the Fund may invest include common stock, preferred stock, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer.

If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and will change the name of the Small Cap Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Risk - results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Small Cap Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Small Cap
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Small
Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  23.73% - 3rd quarter 2009

Worst Quarter:  -31.39% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Small Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen Small Cap Fund Class A	Class A shares - Before Taxes	20.41%	2.07%	7.28%
Aberdeen Small Cap Fund Class C	Class C shares - Before Taxes	25.81%	2.55%	7.19%
Aberdeen Small Cap Fund Class R	Class R shares - Before Taxes	27.29%	3.05%	7.55%
Aberdeen Small Cap Fund Institutional Class	Institutional Class shares - Before Taxes	28.07%	3.57%	8.19%
Aberdeen Small Cap Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	28.08%	3.64%	8.21%
After Taxes on Distributions Aberdeen Small Cap Fund Class A	Class A shares - After Taxes on Distributions	20.27%	1.19%	6.45%
After Taxes on Distributions and Sales Aberdeen Small Cap Fund Class A	Class A shares - After Taxes on Distributions and Sales of Shares	13.26%	1.75%	6.35%
Russell 2000 Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Small Cap Fund (the "Small Cap Fund" or the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Small Cap Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class - Reduction and Waiver of Class A and Class D Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 24.37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.37%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Small Cap Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the Small Cap Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by small-cap companies. The
Fund considers small cap companies to be companies that have market capitalizations similar to those of companies included in the Russell
2000® Index at the time of investment. The range of the Russell 2000® Index was
 $25 million to  $5.2 billion as of January 31, 2010. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of  $5 billion to be small cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company after the Fund has purchased their securities or may no longer fall within the range of a reconstituted index.
These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. The Fund also may invest in foreign securities and securities of larger companies. Equity securities in which the Fund may invest include common stock, preferred stock, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer.

If the Fund changes its 80% investment policy it will notify shareholders at least 60 days before the change and will change the name of the Small Cap Fund.

While the Fund may sell a security if its market capitalization exceeds the definition of small-cap company, it is not required to sell solely because of that fact.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Stock Market Risk - the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk - the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Risk - results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Small Cap Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Small Cap
Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the Small
Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call
866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Small Cap Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  23.73% - 3rd quarter 2009

Worst Quarter:  -31.39% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.39%)
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Small Cap Fund (Prospectus Summary) | Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Small Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.33%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	715
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,030
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,386
Annual Return 2001	rr_AnnualReturn2001	(1.89%)
Annual Return 2002	rr_AnnualReturn2002	(18.55%)
Annual Return 2003	rr_AnnualReturn2003	48.01%
Annual Return 2004	rr_AnnualReturn2004	25.77%
Annual Return 2005	rr_AnnualReturn2005	22.51%
Annual Return 2006	rr_AnnualReturn2006	29.16%
Annual Return 2007	rr_AnnualReturn2007	(6.04%)
Annual Return 2008	rr_AnnualReturn2008	(44.88%)
Annual Return 2009	rr_AnnualReturn2009	37.53%
Annual Return 2010	rr_AnnualReturn2010	27.72%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.28%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.45%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.35%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	693
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	693
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,646
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.19%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	544
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.55%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.19%
Aberdeen Small Cap Fund | Aberdeen Small Cap Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	386
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,579
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.21%

[1]	(for shares redeemed or exchanged within 90 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.15% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund
Aberdeen Core Fixed Income Fund (formerly known as the Aberdeen Core Income Fund)
Objective
The Aberdeen Core Fixed Income Fund (the "Core Fixed Income Fund" or the
"Fund"), formerly known as the Aberdeen Core Income Fund, seeks to maximize total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 "Additional
Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Core Fixed Income Fund		Aberdeen Core Fixed Income Fund Class A	Aberdeen Core Fixed Income Fund Class C	Aberdeen Core Fixed Income Fund Class R	Aberdeen Core Fixed Income Fund Institutional Service Class	Aberdeen Core Fixed Income Fund Institutional Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		4.25%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 15 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Core Fixed Income Fund		Aberdeen Core Fixed Income Fund Class A	Aberdeen Core Fixed Income Fund Class C	Aberdeen Core Fixed Income Fund Class R	Aberdeen Core Fixed Income Fund Institutional Service Class	Aberdeen Core Fixed Income Fund Institutional Class
Management Fees		0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.17%	0.17%	0.19%	0.17%	0.17%
Total Annual Fund Operating Expenses		0.72%	1.47%	0.99%	0.47%	0.47%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.72%	1.47%	0.99%	0.47%	0.47%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Core
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Core Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Core Fixed Income Fund Class A	495	645	809	1,281
Aberdeen Core Fixed Income Fund Class C	250	465	803	1,757
Aberdeen Core Fixed Income Fund Class R	101	315	547	1,213
Aberdeen Core Fixed Income Fund Institutional Service Class	48	151	263	591
Aberdeen Core Fixed Income Fund Institutional Class	48	151	263	591

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Core Fixed Income Fund Aberdeen Core Fixed Income Fund Class C	150	465	803	1,757

Portfolio Turnover
The Core Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 166.80% of the average value of its portfolio.

Principal Strategies
As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments.  If the Fund changes its 80%
investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

† U.S. Government securities (including Treasury, agency and government sponsored enterprises),

† foreign government and agency, supranational, and quasi government obligations,

† residential mortgage-backed securities (MBS),

† commercial mortgage-backed securities (CMBS),

† asset-backed securities (ABS),

† municipal obligations,

† corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

† loan participations and assignments including revolving credit facilities,

† inflation-indexed securities,

† U.S. dollar denominated securities of foreign issuers,

† non-U.S. dollar denominated issues provided that all currency exposure is hedged,

† cash equivalents including commercial paper, repurchase agreements, and other short term investments,

† private placements including securities issued under Rule 144A,

† structured securities,

† derivative instruments including futures, interest rate swaps, options and credit derivatives, and

† currency forward contracts.

The Core Fixed Income Fund will primarily invest in investment grade securities at the time of purchase. Investment grade securities are those rated Baa3/BBB-
or higher. Up to 5% of the market value of the fund may be invested in securities rated Ba1/BB+ to Ba3/BB- at the time of purchase.  The manager may, but is not required to, sell if the securities ratings are down-graded.  Ratings from a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investor Services, Inc. ("Moody's"), Standard and Poor's
Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), will apply, or if unrated, be determined by the Adviser to be of comparable quality.

The Fund will only invest in non-U.S. dollar denominated issues when currency exposure is hedged and such investments are not generally expected to exceed 5%
of the Fund's portfolio.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund's exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum. For additional information regarding derivatives, see "Fund
Details: Additional
 Information about Investments, Investment Techniques and Risks" in the prospectus.

The Core Fixed Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Core Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Fixed Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk -foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks."

Performance
The returns presented for the Core Fixed Income Fund reflect the performance of a predecessor fund (the "Predecessor Fund").  The Core Fixed Income Fund has
adopted the performance of the Predecessor Fund as the result of a reorganization in which the Core Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  Returns of the Predecessor
Fund have been adjusted to reflect applicable sales charges, but not differences in the expenses applicable to a particular class.  Class A, Class C and
Institutional Class shares of the Fund adopted the performance of the Class A,
Class C and Class Y shares of the Predecessor Fund, respectively.

The bar chart and table below can help you evaluate potential risks of the Core
Fixed Income Fund.  The bar chart shows how the Fund's annual total returns for
Class A shares have varied from year to year.  The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges.  If taxes and sales charges were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of two broad-based securities indices.  Effective July 12, 2010, the
Barclays Capital US Aggregate Index replaced the BofA Merrill Lynch US Corporate
Government & Mortgage Index (formerly Merrill Lynch Domestic Master Index), which was the Predecessor Fund's benchmark, as the Fund's benchmark.  The investment manager believes that the composition of the Barclays Capital US
Aggregate Index makes it the most meaningful comparison index given the Fund's investment strategy.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Institutional Services
Class shares is provided.  The returns for Institutional Service Class shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different sales charges and expenses.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  6.34% - 3rd quarter 2009

Worst Quarter:  -3.21% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Core Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Aberdeen Core Fixed Income Fund Class A	Class A shares - Before Taxes	1.67%	4.12%	4.70%
Aberdeen Core Fixed Income Fund Class A After Taxes on Distributions	Class A shares - After Taxes on Distributions	(0.84%)	2.38%	2.98%
Aberdeen Core Fixed Income Fund Class A After Taxes on Distributions and Sales	Class A shares - After Taxes on Distributions and Sales of Shares	2.05%	2.58%	3.05%
Aberdeen Core Fixed Income Fund Class C	Class C shares - Before Taxes	4.35%	4.23%	4.40%
Aberdeen Core Fixed Income Fund Institutional Class	Institutional Class shares - Before Taxes	6.41%	5.25%	5.40%
Barclays Capital US Aggregate Index	Barclays Capital US Aggregate Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
BofA Merrill Lynch US Corporate Government & Mortgage Index	BofA Merrill Lynch US Corporate Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)	6.43%	5.86%	5.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Core Fixed Income Fund (formerly known as the Aberdeen Core Income Fund)
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Core Fixed Income Fund (the "Core Fixed Income Fund" or the
"Fund"), formerly known as the Aberdeen Core Income Fund, seeks to maximize total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Core Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 "Additional
Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Core Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 166.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.80%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Core
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments.  If the Fund changes its 80%
investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Core Fixed Income Fund.

Fixed income securities and instruments include, but are not limited to, the following:

† U.S. Government securities (including Treasury, agency and government sponsored enterprises),

† foreign government and agency, supranational, and quasi government obligations,

† residential mortgage-backed securities (MBS),

† commercial mortgage-backed securities (CMBS),

† asset-backed securities (ABS),

† municipal obligations,

† corporate obligations (including preferred stock, hybrid capital securities, and convertible bonds),

† loan participations and assignments including revolving credit facilities,

† inflation-indexed securities,

† U.S. dollar denominated securities of foreign issuers,

† non-U.S. dollar denominated issues provided that all currency exposure is hedged,

† cash equivalents including commercial paper, repurchase agreements, and other short term investments,

† private placements including securities issued under Rule 144A,

† structured securities,

† derivative instruments including futures, interest rate swaps, options and credit derivatives, and

† currency forward contracts.

The Core Fixed Income Fund will primarily invest in investment grade securities at the time of purchase. Investment grade securities are those rated Baa3/BBB-
or higher. Up to 5% of the market value of the fund may be invested in securities rated Ba1/BB+ to Ba3/BB- at the time of purchase.  The manager may, but is not required to, sell if the securities ratings are down-graded.  Ratings from a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investor Services, Inc. ("Moody's"), Standard and Poor's
Rating Group ("Standard & Poor's"), or Fitch, Inc. ("Fitch"), will apply, or if unrated, be determined by the Adviser to be of comparable quality.

The Fund will only invest in non-U.S. dollar denominated issues when currency exposure is hedged and such investments are not generally expected to exceed 5%
of the Fund's portfolio.

The Fund may invest in derivative instruments. Derivative instruments may be used for hedging purposes and for gaining risk exposures to countries, currencies and securities that are permitted investments for the Fund.
Derivative instruments may also be used to adjust the interest rate, yield curve, currency, credit and spread risk exposure of the Fund. The Fund invests in, but is not limited to, the following derivative instruments: credit default swaps ("CDS") (both single name CDS and CDX Index), currency swaps and forwards, and interest rate swaps and futures. CDS may be used to adjust the Fund's exposure to the industry sector and/or to sell or buy protection on the credit risk of individual issuers or a basket of individual issuers. CDS may also be used as a substitute for purchasing or selling securities or for non-hedging purposes to seek to enhance potential gains. Currency swaps and forwards are primarily used to manage the Fund's currency exposure and interest rate swaps are primarily used to manage the Fund's interest rate exposure.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum. For additional information regarding derivatives, see "Fund
Details: Additional
 Information about Investments, Investment Techniques and Risks" in the prospectus.

The Core Fixed Income Fund may also buy or sell securities on a forward commitment basis and lend portfolio securities.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, the Core Fixed Income Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of fixed income securities and instruments.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Core Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Call and Redemption Risk - some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Core Fixed Income Fund may be required to invest the proceeds in securities with lower yields.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Mortgage-Related Securities Risk - the Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign Investment Risk -foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk - losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Liquidity Risk - the risk that the Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.

Portfolio Turnover - a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks."

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Core Fixed Income Fund reflect the performance of a predecessor fund (the "Predecessor Fund").  The Core Fixed Income Fund has
adopted the performance of the Predecessor Fund as the result of a reorganization in which the Core Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund.  Returns of the Predecessor
Fund have been adjusted to reflect applicable sales charges, but not differences in the expenses applicable to a particular class.  Class A, Class C and
Institutional Class shares of the Fund adopted the performance of the Class A,
Class C and Class Y shares of the Predecessor Fund, respectively.

The bar chart and table below can help you evaluate potential risks of the Core
Fixed Income Fund.  The bar chart shows how the Fund's annual total returns for
Class A shares have varied from year to year.  The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges.  If taxes and sales charges were included, the annual total returns would be lower than those shown.  The table compares the Fund's average annual total returns to the returns of two broad-based securities indices.  Effective July 12, 2010, the
Barclays Capital US Aggregate Index replaced the BofA Merrill Lynch US Corporate
Government & Mortgage Index (formerly Merrill Lynch Domestic Master Index), which was the Predecessor Fund's benchmark, as the Fund's benchmark.  The investment manager believes that the composition of the Barclays Capital US
Aggregate Index makes it the most meaningful comparison index given the Fund's investment strategy.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Institutional Service Class shares have not been in operation for a full calendar year; therefore no performance information for Institutional Services
Class shares is provided.  The returns for Institutional Service Class shares will be substantially similar to returns for Class A shares because the shares are invested in the same portfolio of securities and will only differ to the extent that the Classes have different sales charges and expenses.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Core Fixed Income Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes and sales charges. If taxes and sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  6.34% - 3rd quarter 2009

Worst Quarter:  -3.21% - 4th quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.21%)
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Fixed Income Fund (Prospectus Summary) | Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Core Fixed Income Fund | Barclays Capital US Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Aberdeen Core Fixed Income Fund | BofA Merrill Lynch US Corporate Government & Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch US Corporate Government & Mortgage Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.88%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.72%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	495
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,281
Annual Return 2001	rr_AnnualReturn2001	7.28%
Annual Return 2002	rr_AnnualReturn2002	11.61%
Annual Return 2003	rr_AnnualReturn2003	3.22%
Annual Return 2004	rr_AnnualReturn2004	2.70%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	3.17%
Annual Return 2007	rr_AnnualReturn2007	6.03%
Annual Return 2008	rr_AnnualReturn2008	4.60%
Annual Return 2009	rr_AnnualReturn2009	5.12%
Annual Return 2010	rr_AnnualReturn2010	6.17%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.70%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.98%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.05%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	250
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	803
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	591
Aberdeen Core Fixed Income Fund | Aberdeen Core Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	591
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.40%

[1]	(for shares redeemed or exchanged within 15 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.50% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund
Aberdeen Global Fixed Income Fund
Objective
The Aberdeen Global Fixed Income Fund (the "Global Fixed Income Fund" or the
"Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Fixed Income Fund		Aberdeen Global Fixed Income Fund Institutional Class	Aberdeen Global Fixed Income Fund Class A	Aberdeen Global Fixed Income Fund Class C	Aberdeen Global Fixed Income Fund Class R	Aberdeen Global Fixed Income Fund Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)		none	4.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)		none	none	1.00%	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	[1]	2.00%	2.00%	2.00%	2.00%	2.00%
[1]	(for shares redeemed or exchanged within 30 days after the date of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Fixed Income Fund		Aberdeen Global Fixed Income Fund Institutional Class	Aberdeen Global Fixed Income Fund Class A	Aberdeen Global Fixed Income Fund Class C	Aberdeen Global Fixed Income Fund Class R	Aberdeen Global Fixed Income Fund Institutional Service Class
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%	0.50%	none
Other Expenses		0.57%	0.57%	0.57%	0.59%	0.73%
Total Annual Fund Operating Expenses		1.17%	1.42%	2.17%	1.69%	1.33%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		0.95%	1.20%	1.95%	1.47%	1.11%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through July 20, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, and 12b-1 fees. Effective July 21, 2011, the contract limit will also exclude Administrative Services Fees from the operating expense limit. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

Example
This Example is intended to help you compare the cost of investing in the Global
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Aberdeen Global Fixed Income Fund Institutional Class	97	327	600	1,380
Aberdeen Global Fixed Income Fund Class A	542	813	1,127	2,017
Aberdeen Global Fixed Income Fund Class C	298	636	1,123	2,468
Aberdeen Global Fixed Income Fund Class R	150	489	875	1,960
Aberdeen Global Fixed Income Fund Institutional Service Class	113	377	686	1,562

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Global Fixed Income Fund Aberdeen Global Fixed Income Fund Class C	198	636	1,123	2,468

Portfolio Turnover
The Global Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 256.30% of the average value of its portfolio.

Principal Strategies
The Global Fixed Income Fund seeks to achieve its objective by investing in fixed-income securities of U.S. and foreign issuers including:

†          foreign governments, their agencies and instrumentalities, and foreign companies, including those in emerging markets;

†         multinational organizations, such as the World Bank;

†          the U.S. government, its agencies and instrumentalities and U.S.
companies; and

†          asset-backed securities.

As a non-fundamental policy, under normal market conditions, the Global Fixed
Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in fixed-income securities of issuers located in a number of countries throughout the world, which may include the
U.S. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.  There is no limit on the Fund's ability to invest in emerging markets.

If the Global Fixed Income Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Fixed Income Fund.

The investment team bases its investment decisions on fundamental factors, including economic, market and currency trends and credit quality. The Fund generally invests in markets where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the investment team believes the currency risk can be reduced through hedging.

The Fund may invest in all types of fixed-income securities, including:

†          corporate bonds, debentures and notes;

†          convertible debt securities;

†          preferred stocks;

†          government securities;

†          municipal and other government related securities;

†          mortgage-backed and other asset-backed securities; and

†          repurchase agreements involving portfolio securities.

The Fund may purchase securities denominated in foreign currencies or in U.S.
dollars.

The Fund may invest up to:

†          40% of assets in securities of issuers located in any single foreign country;

†          35% of net assets in fixed-income securities rated below investment grade (junk bonds);

†          25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions; and

†          20% of net assets in equity securities, including common stocks, warrants and rights.

The Fund has no stated maturity policy and the average effective maturity may change.

 In pursuing its investment strategies, the Fund may also invest in financial derivative instruments. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or economic measure. In general, these financial derivative instruments include, but are not limited to, futures, options, swaps (including, but not limited to, credit and credit-default, interest rate and inflation swaps and options on swaps (commonly referred to as swaptions)), forward foreign currency exchange contracts and options, and credit linked notes. The Fund may enter into transactions which include but are not limited to the purchase and writing of call and put options on securities (including exchange-listed and over-the-counter options), and the purchase and sale of futures contracts and options thereon such as securities indices, bond and interest rate futures.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

†          to manage the Fund's interest rate, credit and currency exposure;

†          as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

†          to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

†          as a hedging strategy;

†          to seek to increase total returns (which is considered a speculative practice); and

†          to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  Derivative strategies involve risks which are further detailed in
Principal Risks: Derivatives Risk.

The Fund is actively managed. As such, the Fund may have high portfolio turnover and the portfolio turnover rate may exceed 100% per year.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The Global Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Portfolio Turnover - The fund has historically had high portfolio turnover with a portfolio turnover rate exceeding 100% per year.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Performance
The returns presented for the Global Fixed Income Fund prior to July 20, 2009 fund reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Fixed Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Fixed Income Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Fixed Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns - Class A Shares (Years Ended December 31)

Best Quarter:  7.74% - 3rd quarter 2009

Worst Quarter:  -4.88% - 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen Global Fixed Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Aberdeen Global Fixed Income Fund Institutional Class	Institutional Class shares - Before Taxes	5.20%			7.66%	Jul 20, 2009
Aberdeen Global Fixed Income Fund Class A	Class A shares - Before Taxes	0.66%	5.06%		5.65%	Nov 30, 2001
Aberdeen Global Fixed Income Fund Class C	Class C shares - Before Taxes	3.17%	5.16%		3.54%	Apr 29, 2005
Aberdeen Global Fixed Income Fund Institutional Service Class	Institutional Service Class shares - Before Taxes	5.21%	6.22%	6.17%
After Taxes on Distributions Aberdeen Global Fixed Income Fund Class A	Class A shares - After Taxes on Distributions	(1.20%)	3.44%		3.54%	Nov 30, 2001
After Taxes on Distributions and Sales Aberdeen Global Fixed Income Fund Class A	Class A Shares - After Taxes on Distributions and Sale of Fund Shares	0.40%	3.36%		3.56%	Nov 30, 2001
Barclays Capital Global Aggregate Bond Index	Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.54%	6.66%	6.73%	7.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen Global Fixed Income Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen Global Fixed Income Fund (the "Global Fixed Income Fund" or the
"Fund") seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Fixed Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 148 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A and Class D Sales
Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Global Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 256.30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	256.30%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Global
Fixed Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations
(if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Global Fixed Income Fund seeks to achieve its objective by investing in fixed-income securities of U.S. and foreign issuers including:

†          foreign governments, their agencies and instrumentalities, and foreign companies, including those in emerging markets;

†         multinational organizations, such as the World Bank;

†          the U.S. government, its agencies and instrumentalities and U.S.
companies; and

†          asset-backed securities.

As a non-fundamental policy, under normal market conditions, the Global Fixed
Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in fixed-income securities of issuers located in a number of countries throughout the world, which may include the
U.S. Under normal market conditions, the Fund will invest significantly (at least 40% - unless market conditions are not deemed favorable by the Adviser, in which case the Fund would invest at least 30%) in bonds of issuers organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.  There is no limit on the Fund's ability to invest in emerging markets.

If the Global Fixed Income Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Fixed Income Fund.

The investment team bases its investment decisions on fundamental factors, including economic, market and currency trends and credit quality. The Fund generally invests in markets where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where the investment team believes the currency risk can be reduced through hedging.

The Fund may invest in all types of fixed-income securities, including:

†          corporate bonds, debentures and notes;

†          convertible debt securities;

†          preferred stocks;

†          government securities;

†          municipal and other government related securities;

†          mortgage-backed and other asset-backed securities; and

†          repurchase agreements involving portfolio securities.

The Fund may purchase securities denominated in foreign currencies or in U.S.
dollars.

The Fund may invest up to:

†          40% of assets in securities of issuers located in any single foreign country;

†          35% of net assets in fixed-income securities rated below investment grade (junk bonds);

†          25% of assets in the securities of any one foreign government, its agencies, instrumentalities and political subdivisions; and

†          20% of net assets in equity securities, including common stocks, warrants and rights.

The Fund has no stated maturity policy and the average effective maturity may change.

 In pursuing its investment strategies, the Fund may also invest in financial derivative instruments. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or economic measure. In general, these financial derivative instruments include, but are not limited to, futures, options, swaps (including, but not limited to, credit and credit-default, interest rate and inflation swaps and options on swaps (commonly referred to as swaptions)), forward foreign currency exchange contracts and options, and credit linked notes. The Fund may enter into transactions which include but are not limited to the purchase and writing of call and put options on securities (including exchange-listed and over-the-counter options), and the purchase and sale of futures contracts and options thereon such as securities indices, bond and interest rate futures.

The Fund may use these derivative techniques for a wide variety of purposes, including, but not limited to, the following:

†          to manage the Fund's interest rate, credit and currency exposure;

†          as a substitute for taking a position in the underlying asset (where the manager feels that a derivative exposure to the underlying asset represents better value than a direct exposure);

†          to gain an exposure to the composition and performance of a particular index (provided always that the Fund may not have an indirect exposure through an index to an instrument or currency to which it could not have direct exposure);

†          as a hedging strategy;

†          to seek to increase total returns (which is considered a speculative practice); and

†          to take short positions via derivatives in securities, interest rates, credits, currencies and markets.

To the extent that the Fund invests in derivatives with an underlying asset that meets the 80% policy previously noted, the derivative would be included in the
80% minimum.  Derivative strategies involve risks which are further detailed in
Principal Risks: Derivatives Risk.

The Fund is actively managed. As such, the Fund may have high portfolio turnover and the portfolio turnover rate may exceed 100% per year.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	As a non-fundamental policy, under normal market conditions, the Global Fixed Income Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in fixed-income securities of issuers located in a number of countries throughout the world, which may include the U.S.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Global Fixed Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Foreign Risk - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk - a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Market Risk - the Fund could lose value if the individual bonds in which it invests or overall bond markets in which such bonds trade go down.

Selection Risk - the investment team may select securities that underperform the market or other funds with similar investment objectives and strategies.

High-Yield Bonds and Other Lower-Rated Securities - the Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss.  Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities.
Prices of high-yield bonds tend to be very volatile.  These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Derivatives Risk (including Options, Futures and Swaps) - derivatives are speculative and may hurt the Fund's performance.  Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers'
ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk - to the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk -losses generated by a derivative or practice used by the
Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk - the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk - derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Non-Hedging Foreign Currency Trading Risk - the Fund may engage in forward foreign currency transactions for speculative purposes. In pursuing this strategy, the Adviser seeks to profit from anticipated movements in currency rates by establishing "long" and/or "short" portions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to the
Fund.

Prepayment Risk - as interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the
Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Extension Risk - principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Portfolio Turnover - The fund has historically had high portfolio turnover with a portfolio turnover rate exceeding 100% per year.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

Valuation Risk - the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the Global Fixed Income Fund prior to July 20, 2009 fund reflect the performance of a predecessor fund (the "Predecessor Fund"). The
Global Fixed Income Fund has adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Fixed Income Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The
Global Fixed Income Fund and the Predecessor Fund have substantially similar investment objectives and strategies.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the
Global Fixed Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit
www.aberdeen-asset.us or call 866-667-9231.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Global Fixed Income Fund
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended December 31)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:  7.74% - 3rd quarter 2009

Worst Quarter:  -4.88% - 3rd quarter 2008

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.88%)
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Fixed Income Fund (Prospectus Summary) | Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This contract may not be terminated before February 27, 2013.
Aberdeen Global Fixed Income Fund | Barclays Capital Global Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.06%
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,380
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 20, 2009
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	542
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	813
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,127
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,017
Annual Return 2002	rr_AnnualReturn2002	9.94%
Annual Return 2003	rr_AnnualReturn2003	14.21%
Annual Return 2004	rr_AnnualReturn2004	9.42%
Annual Return 2005	rr_AnnualReturn2005	(5.88%)
Annual Return 2006	rr_AnnualReturn2006	5.25%
Annual Return 2007	rr_AnnualReturn2007	7.81%
Annual Return 2008	rr_AnnualReturn2008	0.57%
Annual Return 2009	rr_AnnualReturn2009	11.42%
Annual Return 2010	rr_AnnualReturn2010	5.10%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2001
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,123
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,468
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,468
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	875
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,960
Aberdeen Global Fixed Income Fund | Aberdeen Global Fixed Income Fund Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,562
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception

[1]	(for shares redeemed or exchanged within 30 days after the date of purchase)
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% for all Classes of the Fund at least through July 20, 2011. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, and 12b-1 fees. Effective July 21, 2011, the contract limit will also exclude Administrative Services Fees from the operating expense limit. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.